Provisions for pensions and similar obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Plans [Abstract]
Staff costs - Current service costs (note 41)	R$ 14,605	R$ 15,416	R$ 20,560
Interest and similar income and expenses - Interest cost (net) (notes 33 and 34)	70,429	120,524	187,650
Interest and similar income and expenses - Interest on unrecognized assets (notes 33 and 34)	105,832	117,981	95,652
Other movements	5,323	4,355	(2,607)
Total	R$ 196,189	R$ 258,276	R$ 301,255